Expenses by Nature (Details) - USD ($) $ in Thousands	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Expenses by Nature
Employee benefit expense and other staff costs	$ 11,338	$ 9,822
Legal and professional	2,701	1,729
Foreign exchange	2,957	4,542
Property costs	419	203
Share based compensation	12,764	872
Depreciation	409	126
Amortisation	256	314
Other expenses	3,079	2,606
Total administrative expenses	$ 33,923	$ 20,214